UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 45-3417590

Oppenheimer Global High Yield Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 11/29/2013

Item 1. Reports to Stockholders.

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

OPPENHEIMER

GLOBAL HIGH YIELD FUND

SEMIANNUAL REPORT 11.30.2013

Class A Shares

CUMULATIVE TOTAL RETURNS AT 11/29/13*

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	JPMorgan Global High Yield Index
Since Inception (11/8/13)	0.62%	-4.16%	0.38%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

*November 29, 2013, was the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through November 30, 2013.

2      OPPENHEIMER GLOBAL HIGH YIELD FUND

Fund Performance Discussion

Since the Fund’s inception on November 8, 2013, through November 29, 2013, its Class A shares (without sales charge) produced a cumulative total return of 0.62%. In comparison, the JPMorgan Global High Yield Index returned 0.38% during the same period.

As of the end of the reporting period, the Fund remained in its initial portfolio construction phase. The Fund seeks total return by providing investors with high income potential by primarily investing in high yield bonds (also referred to as “junk” bonds). In expanding the traditional U.S. high yield opportunity set to also include lower-rated international developed and emerging market bonds, the Fund’s portfolio managers will seek to identify the most attractive high yield bonds globally. The Fund is managed by a team of four industry veterans: Krishna Memani, CIO, Sara J. Zervos, Ph.D., Jack Brown, CFA, and Young-Sup Lee. Krishna Memani, an investment professional since 1984, oversees asset allocation and overall portfolio construction. Sara J. Zervos, an investment professional since 1991, focuses on asset allocation and emerging market sleeve portfolio construction. Jack Brown, an investment professional since 1995, focuses on asset allocation as well as U.S. and non-U.S. developed market sleeve portfolio construction. Young-Sup Lee, also an investment professional since 1991, focuses on asset allocation and managing risk exposures at the overall portfolio level.

Krishna Memani Portfolio Manager	Sara J. Zervos, Ph.D. Portfolio Manager

Jack Brown, CFA Portfolio Manager	Young-Sup Lee Portfolio Manager

3      OPPENHEIMER GLOBAL HIGH YIELD FUND

Top Holdings and Allocations*

Portfolio Allocation
Non-Convertible Corporate Bonds and Notes	91.5%
Corporate Loans	8.5

Portfolio holdings and allocations are subject to change. Percentages are as of November 29, 2013, and are based on the total market value of investments.

*November 29, 2013, was the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

Credit Rating Breakdown	NRSRO Only Total
BBB	2.0%
BB	38.8
B	42.5
CCC	15.5
Unrated	1.2
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of November 29, 2013, and are subject to change. Except for securities labeled “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories (AAA, AA, A and BBB). Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus and Statement of Additional Information for further information.

4      OPPENHEIMER GLOBAL HIGH YIELD FUND

Share Class Performance

CUMULATIVE TOTAL RETURNS WITHOUT SALES CHARGE AS OF 11/29/13

	Inception Date	Since Inception
Class A (OGYAX)	11/8/13	0.62%
Class C (OGYCX)	11/8/13	0.62%
Class I (OGYIX)	11/8/13	0.63%
Class N (OGYNX)	11/8/13	0.62%
Class Y (OGYYX)	11/8/13	0.63%

CUMULATIVE TOTAL RETURNS WITH SALES CHARGE AS OF 11/29/13

	Inception Date	Since Inception
Class A (OGYAX)	11/8/13	-4.16%
Class C (OGYCX)	11/8/13	-0.38%
Class I (OGYIX)	11/8/13	0.63%
Class N (OGYNX)	11/8/13	-0.38%
Class Y (OGYYX)	11/8/13	0.63%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75% and for Class C and N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class I and Class Y shares. Returns for periods of less than one year are cumulative and not annualized.

The Fund’s performance is compared to the performance of the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The Index is unmanaged and cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting

5      OPPENHEIMER GLOBAL HIGH YIELD FUND

oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6      OPPENHEIMER GLOBAL HIGH YIELD FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, November 8, 2013 (commencement of operations) and held for the period ended November 29, 2013.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on June 1, 2013 and held for the entire 6-month period ended November 29, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7      OPPENHEIMER GLOBAL HIGH YIELD FUND

Actual	Beginning Account Value	Ending Account Value November 29, 2013	Expenses Paid During the Period Ended November 29, 2013[1,2]
Class A	$ 1,000.00	$ 1,006.20	$ 0.70
Class C	1,000.00	1,006.20	0.70
Class I	1,000.00	1,006.30	0.48
Class N	1,000.00	1,006.20	0.70
Class Y	1,000.00	1,006.30	0.51

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.20	5.81
Class C	1,000.00	1,019.20	5.81
Class I	1,000.00	1,020.94	4.04
Class N	1,000.00	1,019.20	5.81
Class Y	1,000.00	1,020.69	4.29

1. Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 22/365 to reflect the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Those annualized expense ratios, excluding indirect expenses from affiliated funds, for the period November 8, 2013 (commencement of operations) to November 29, 2013 are as follows:

Class	Expense Ratios
Class A	1.15%
Class C	1.15
Class I	0.80
Class N	1.15
Class Y	0.85

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS November 29, 2013* / Unaudited

	Principal Amount	Value

Corporate Loans—8.1%

BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 5/14/20[1]	$100,000	$102,268

Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Series Tranche B, 7.00%, 10/11/20	100,000	98,500
Series Tranche B6, 5.488%, 1/28/18	160,000	152,343

Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.914%, 1/30/19	205,000	194,430

Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/26/21[1]	45,000	45,525

Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/11/20[1]	150,000	151,030

Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19	195,000	199,997

Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.375%, 9/30/20[1]	100,000	102,196

Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/24/18[1]	200,000	201,458

Murray Energy Corp., Sr. Sec. Credit Facilities Term Loan, 9.50%, 11/20/20[1]	85,000	88,825

NFR Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18	100,000	101,125

Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	155,000	152,126

OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/9/18[1]	195,000	195,975

Templar Energy, Sr. Sec. Facilities 2nd Lien Term Loan, 8%, 11/25/20[1]	99,000	99,248

TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%, 6/26/20[1]	145,000	148,897

Total Corporate Loans (Cost $2,031,374)		2,033,943

Corporate Bonds and Notes—86.5%

Consumer Discretionary—14.1%

Auto Components—1.2%

Affinia Group, Inc., 7.75% Sr. Unsec. Nts., 5/1/21[2]	50,000	52,500

Goodyear Tire & Rubber Co., 8.25% Sr. Unsec. Nts., 8/15/20	130,000	146,900

Lear Corp., 4.75% Sr. Unsec. Nts., 1/15/23[2]	105,000	100,538

		299,938

Automobiles—0.3%

Ford Motor Co., 7.45% Sr. Unsec. Nts., 7/16/31	70,000	85,624

Diversified Consumer Services—0.4%

Monitronics International, Inc., 9.125% Sr. Unsec. Nts., 4/1/20	95,000	100,700

Hotels, Restaurants & Leisure—3.1%

Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	90,000	98,100

Carlson Wagonlit BV, 6.875% Sr. Sec. Nts., 6/15/19[2]	140,000	145,600

Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Nts., 3/15/19	95,000	102,125

9      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

Landry’s, Inc., 9.375% Sr. Nts., 5/1/20[2]	$90,000	$98,550

MGM Resorts International:
6.625% Sr. Unsec. Nts., 12/15/21	45,000	47,419
6.75% Sr. Unsec. Nts., 10/1/20	90,000	96,975

MTR Gaming Group, Inc., 11.50% Sec. Nts., 8/1/19	85,000	94,775

PNK Finance Corp., 6.375% Sr. Unsec. Nts., 8/1/21[2]	95,000	98,563

		782,107

Household Durables—2.2%

Arcelik AS, 5% Sr. Unsec. Nts., 4/3/23[2]	275,000	244,750

Beazer Homes USA, Inc., 9.125% Sr. Unsec. Nts., 5/15/19	135,000	145,462

K Hovnanian Enterprises, Inc., 9.125% Sec. Nts., 11/15/20[2]	135,000	146,475

		536,687

Media—3.5%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.75% Sr. Unsec. Nts., 9/1/23[2]	160,000	151,600

Cumulus Media Holdings, Inc., 7.75% Sr. Unsec. Nts., 5/1/19	140,000	148,050

Gray Television, Inc., 7.50% Sr. Unsec. Nts., 10/1/20	140,000	148,050

Nexstar Broadcasting, Inc., 6.875% Sr. Unsec. Nts., 11/15/20	140,000	148,750

Univision Communications, Inc., 8.50% Sr. Unsec. Nts., 5/15/21[2]	130,000	144,625

UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[2]	150,000	161,625

		902,700

Multiline Retail—0.2%

Neiman Marcus Group Ltd., Inc., 8.75% Sr. Unsec. Nts., 10/15/21[2,3]	50,000	51,750

Specialty Retail—2.8%

BC Mountain LLC/BC Mountain Finance, Inc., 7% Sr. Unsec. Nts., 2/1/21[2]	100,000	100,000

Claire’s Stores, Inc.:
7.75% Sr. Unsec. Nts., 6/1/20[2]	95,000	95,475
8.875% Sr. Unsec. Nts., 3/15/19	45,000	49,387

Hot Topic, Inc., 9.25% Sr. Sec. Nts., 6/15/21[2]	140,000	147,000

Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50% Sr. Unsec. Nts., 8/1/18[2]	95,000	98,800

Party City Holdings, Inc., 8.875% Sr. Unsec. Nts., 8/1/20	90,000	100,350

Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75% Sr. Sec. Nts., 10/15/21[2]	95,000	99,513

		690,525

Textiles, Apparel & Luxury Goods—0.4%

Quiksilver, Inc./QS Wholesale, Inc.:
7.875% Sr. Sec. Nts., 8/1/18[2]	45,000	48,713
10.00% Sr. Unsec. Nts., 8/1/20	45,000	50,175

		98,888

Consumer Staples—3.1%

Food & Staples Retailing—0.4%

US Foods, Inc., 8.50% Sr. Unsec. Nts., 6/30/19	90,000	96,525

10      OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value

Food Products—1.7%

American Seafoods Group LLC/American Seafoods Finance, Inc., 10.75% Sr. Sub. Nts., 5/15/16[2]	$90,000	$93,375

ARAMARK Corp., 5.75% Sr. Unsec. Nts., 3/15/20[2]	140,000	146,650

Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875% Sr. Sec. Nts., 2/1/21[2]	90,000	96,638

Del Monte Corp., 7.625% Sr. Unsec. Nts., 2/15/19	95,000	99,275

		435,938

Household Products—0.4%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 9% Sr. Unsec. Nts., 4/15/19	95,000	102,125

Tobacco—0.6%

Vector Group Ltd., 7.75% Sr. Sec. Nts., 2/15/21	140,000	148,050

Energy—13.3%

Energy Equipment & Services—2.4%

Exterran Partners LP/EXLP Finance Corp., 6% Sr. Unsec. Nts., 4/1/21[2]	50,000	50,000

Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20	145,000	150,075

Offshore Group Investment Ltd., 7.125% Sr. Sec. Nts., 4/1/23	95,000	98,325

Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	90,000	96,525

QGOG Constellation SA, 6.25% Sr. Unsec. Nts., 11/9/19[2]	200,000	193,500

		588,425

Oil, Gas & Consumable Fuels—10.9%

Afren plc, 6.625% Sr. Sec. Nts., 12/9/20[1,2]	45,000	45,675

Alpha Natural Resources, Inc., 6% Sr. Unsec. Nts., 6/1/19	110,000	96,525

Antero Resources Finance Corp., 6% Sr. Unsec. Nts., 12/1/20	140,000	147,350

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625% Sr. Unsec. Nts., 10/1/20	95,000	101,175

Bill Barrett Corp., 7.625% Sr. Unsec. Nts., 10/1/19	140,000	150,850

BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	140,000	150,500

Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20	45,000	51,525

Chesapeake Energy Corp., 5.75% Sr. Unsec. Nts., 3/15/23	95,000	98,800

Denbury Resources, Inc., 4.625% Sr. Sub. Nts., 7/15/23	110,000	99,825

EP Energy LLC/Everest Acquisition Finance, Inc., 7.75% Sr. Unsec. Nts., 9/1/22	90,000	101,700

Genesis Energy LP/Genesis Energy Finance Corp., 5.75% Sr. Unsec. Nts., 2/15/21	50,000	50,875

Halcon Resources Corp., 8.875% Sr. Unsec. Nts., 5/15/21	95,000	96,900

Hiland Partners LP/Hiland Partners Finance Corp., 7.25% Sr. Unsec. Nts., 10/1/20[2]	20,000	21,400

Kodiak Oil & Gas Corp., 5.50% Sr. Unsec. Nts., 1/15/21[2]	100,000	100,500

Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20	140,000	150,500

MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[2]	145,000	151,525

Memorial Production Partners LP/Memorial Production Finance Corp., 7.625% Sr. Unsec. Nts., 5/1/21	100,000	103,250

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125% Sr. Sec. Nts., 11/15/21[2]	100,000	101,750

Oasis Petroleum, Inc., 6.875% Sr. Unsec. Nts., 1/15/23	90,000	97,200

11      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Pacific Rubiales Energy Corp., 5.125% Sr. Unsec. Nts., 3/28/23[2]	$250,000	$228,125

Quicksilver Resources, Inc., 7% Sec. Nts., 6/21/19[2,4]	105,000	104,475

Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.50% Sec. Nts., 4/15/21[2]	155,000	152,288

Samson Investment Co., 10.50% Sr. Unsec. Nts., 2/15/20[2]	90,000	97,762

SandRidge Energy, Inc., 7.50% Sr. Unsec. Nts., 2/15/23	50,000	51,250

SM Energy Co., 6.50% Sr. Unsec. Nts., 1/1/23	135,000	143,775

Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875% Sr. Unsec. Nts., 10/1/20	50,000	51,625

		2,747,125

Financials—13.3%

Capital Markets—2.6%

Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875% Sr. Unsec. Nts., 10/1/20	185,000	192,863

Prospect Medical Holdings, Inc., 8.375% Sr. Sec. Nts., 5/1/19[2]	140,000	151,200

Springleaf Finance Corp., 6.90% Sr. Unsec. Nts., 12/15/17	90,000	97,650

US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375% Sr. Unsec. Nts., 5/1/21[2]	150,000	159,750

Verso Paper Holdings LLC/Verso Paper, Inc., 11.75% Sr. Sec. Nts., 1/15/19	75,000	78,562

		680,025

Commercial Banks—5.6%

Banco BMG SA:
9.15% Sr. Unsec. Nts., 1/15/16[2]	60,000	62,550
9.95% Sub. Nts., 11/5/19[2]	100,000	101,750

Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	165,000	152,625

CIT Group, Inc., 5% Sr. Unsec. Nts., 8/15/22	150,000	149,141

CorpGroup Banking SA, 6.75% Sr. Unsec. Nts., 3/15/23[2]	250,000	231,875

ICICI Bank Ltd., 6.375% Jr. Sub. Nts., 4/30/22[2,4]	275,000	262,625

Turkiye Sise ve Cam Fabrikalari AS, 4.25% Sr. Unsec. Nts., 5/9/20[2]	275,000	245,437

Yapi ve Kredi Bankasi AS, 5.50% Unsec. Sub. Nts., 12/6/22[2]	275,000	240,900

		1,446,903

Consumer Finance—2.0%

Ally Financial, Inc., 7.50% Sr. Unsec. Nts., 9/15/20	130,000	152,912

Cash America International, Inc., 5.75% Sr. Unsec. Nts., 5/15/18[2]	100,000	95,500

Speedy Cash Intermediate Holdings Corp., 10.75% Sec. Nts., 5/15/18[2]	90,000	95,850

TMX Finance LLC/TitleMax Finance Corp., 8.50% Sr. Sec. Nts., 9/15/18[2]	140,000	149,450

		493,712

Diversified Financial Services—1.3%

Banco BTG Pactual SA (Cayman Islands), 5.75% Sub. Nts., 9/28/22[2]	80,000	72,400

Chinos Intermediate Holdings A, Inc., 7.75% Sr. Unsec. Nts., 5/1/19[2,3]	100,000	101,000

Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.375% Sr. Unsec. Nts., 4/1/20[2]	145,000	150,981

		324,381

Insurance—0.4%

Hockey Merger Sub 2, Inc., 7.875% Sr. Unsec. Nts., 10/1/21[2]	95,000	98,681

12      OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value

Real Estate Investment Trusts (REITs)—0.4%

Felcor Lodging LP, 6.75% Sr. Sec. Nts., 6/1/19	$90,000	$96,750

Real Estate Management & Development—1.0%

Country Garden Holdings Co. Ltd., 7.50% Sr. Unsec. Unsub. Nts., 1/10/23[2]	275,000	267,438

Health Care—5.3%

Biotechnology—0.2%

Universal Hospital Services, Inc., 7.625% Sec. Nts., 8/15/20	55,000	58,025

Health Care Equipment & Supplies—1.2%

Biomet, Inc., 6.50% Sr. Sub. Nts., 10/1/20	145,000	151,525

Kinetic Concepts, Inc./KCI USA, Inc., 10.50% Sec. Nts., 11/1/18	135,000	154,913

		306,438

Health Care Providers & Services—3.3%

CHS/Community Health Systems, Inc., 7.125% Sr. Unsec. Nts., 7/15/20	140,000	145,075

DaVita HealthCare Partners, Inc., 5.75% Sr. Unsec. Nts., 8/15/22	145,000	148,625

FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sec. Nts., 5/1/20	95,000	101,888

Gentiva Health Services, Inc., 11.50% Sr. Unsec. Nts., 9/1/18	95,000	99,037

HCA, Inc., 7.50% Sr. Unsec. Nts., 2/15/22	135,000	150,525

Health Management Associates, Inc., 7.375% Sr. Unsec. Nts., 1/15/20	90,000	101,250

LifePoint Hospitals, Inc., 5.50% Sr. Unsec. Nts., 12/1/21[1,2]	100,000	100,750

		847,150

Pharmaceuticals—0.6%

Valeant Pharmaceuticals International, 7.25% Sr. Unsec. Nts., 7/15/22[2]	135,000	146,137

Industrials—13.3%

Aerospace & Defense—3.3%

CBC Ammo LLC/CBC FinCo, Inc., 7.25% Sr. Unsec. Nts., 11/15/21[2]	100,000	97,625

Erickson Air-Crane, Inc., 8.25% Sec. Nts., 5/1/20[2]	145,000	148,444

GenCorp, Inc., 7.125% Sec. Nts., 3/15/21	140,000	150,500

Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	90,000	98,550

Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[2]	200,000	226,500

TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18	90,000	97,200

		818,819

Airlines—0.3%

Air Canada, 6.75% Sr. Sec. Nts., 10/1/19[2]	85,000	88,294

Building Products—1.4%

CPG Merger Sub LLC, 8% Sr. Unsec. Nts., 10/1/21[2]	95,000	99,513

Nortek, Inc., 8.50% Sr. Unsec. Nts., 4/15/21	135,000	149,850

Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10% Sr. Unsec. Nts., 6/1/20[2]	85,000	96,475

		345,838

Commercial Services & Supplies—2.9%

Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	105,000	97,125

Brand Energy & Infrastructure Services, Inc., 8.50% Sr. Unsec. Nts., 12/1/21[2]	90,000	92,025

Cenveo Corp., 8.875% Sec. Nts., 2/1/18	145,000	147,537

13      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial Services & Supplies (Continued)

First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[2]	$95,000	$99,987

R.R. Donnelley & Sons Co., 7.875% Sr. Unsec. Nts., 3/15/21	135,000	149,513

Tervita Corp., 8% Sr. Sec. Nts., 11/15/18[2]	140,000	145,600

		731,787

Construction & Engineering—0.8%

OAS Investments GmbH, 8.25% Sr. Nts., 10/19/19[2]	200,000	196,000

Electrical Equipment—0.2%

General Cable Corp., 6.50% Sr. Unsec. Nts., 10/1/22[2]	50,000	49,750

Machinery—1.7%

Cleaver-Brooks, Inc., 8.75% Sr. Sec. Nts., 12/15/19[2]	90,000	98,775

Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	130,000	147,550

Navistar International Corp., 8.25% Sr. Unsec. Nts., 11/1/21	50,000	51,625

Terex Corp., 6% Sr. Unsec. Nts., 5/15/21	140,000	145,250

		443,200

Marine—0.2%

Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375% Sr. Nts., 1/15/22[2]	55,000	55,413

Professional Services—0.6%

FTI Consulting, Inc., 6% Sr. Unsec. Nts., 11/15/22	145,000	147,900

Road & Rail—0.3%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50% Sr. Unsec. Nts., 4/1/23	80,000	78,200

Trading Companies & Distributors—1.2%

HD Supply, Inc., 7.50% Sr. Unsec. Nts., 7/15/20	140,000	149,100

United Rentals North America, Inc., 7.375% Sr. Unsec. Nts., 5/15/20	130,000	145,925

		295,025

Transportation Infrastructure—0.4%

CEVA Group plc, 8.375% Sr. Sec. Nts., 12/1/17[2]	95,000	100,225

Information Technology—4.2%

Communications Equipment—0.6%

Alcatel-Lucent USA, Inc., 6.75% Sr. Unsec. Nts., 11/15/20[2]	100,000	101,125

Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[2]	50,000	48,875

		150,000

Electronic Equipment, Instruments, & Components—0.4%

Anixter, Inc., 5.625% Sr. Unsec. Nts., 5/1/19	65,000	67,925

Belden, Inc., 5.50% Sr. Sub. Nts., 9/1/22[2]	50,000	49,250

		117,175

Internet Software & Services—0.6%

EarthLink, Inc., 7.375% Sr. Sec. Nts., 6/1/20	150,000	150,750

IT Services—1.2%

First Data Corp.:
8.25% Sec. Nts., 1/15/21[2]	90,000	95,962

14      OPPENHEIMER GLOBAL HIGH YIELD FUND

	Principal Amount	Value

IT Services (Continued)
First Data Corp.: Continued 12.625% Sr. Unsec. Nts., 1/15/21	$85,000	$100,087

iPayment, Inc., 10.25% Sr. Unsec. Nts., 5/15/18	125,000	100,000

		296,049

Semiconductors & Semiconductor Equipment—0.8%

Freescale Semiconductor, Inc.:
6.00% Sr. Sec. Nts., 1/15/22[2]	100,000	101,250
10.75% Sr. Unsec. Nts., 8/1/20	85,000	96,900

		198,150

Software—0.6%

Blackboard, Inc., 7.75% Sr. Unsec. Nts., 11/15/19[2]	50,000	49,750

BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[2]	90,000	95,850

		145,600

Materials—9.4%

Chemicals—0.8%

INEOS Group Holdings SA, 6.125% Sr. Unsec. Nts., 8/15/18[2]	200,000	201,750

Construction Materials—2.4%

Cemex Espana Luxembourg:
9.25% Sr. Sec. Nts., 5/12/20[2]	325,000	354,656
9.875% Sr. Sec. Nts., 4/30/19[2]	225,000	255,094

		609,750

Containers & Packaging—1.8%

Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., 7% Sr. Unsec. Nts., 11/15/20[2]	95,000	95,713

Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125% Sr. Unsec. Nts., 7/15/20[2]	45,000	48,487

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50% Sr. Unsec. Nts., 1/15/23	55,000	51,288

Graphic Packaging International, Inc., 4.75% Sr. Unsec. Nts., 4/15/21	50,000	49,500

Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	45,000	48,319

Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[2]	135,000	147,150

		440,457

Metals & Mining—4.0%

Aleris International, Inc., 7.875% Sr. Unsec. Nts., 11/1/20	95,000	101,650

ALROSA Finance SA, 7.75% Nts., 11/3/20[2]	200,000	222,750

ArcelorMittal, 6% Sr. Unsec. Nts., 3/1/21	95,000	100,106

FMG Resources August 2006 Pty Ltd., 6.875% Sr. Unsec. Nts., 4/1/22[2]	95,000	103,075

Metalloinvest Finance Ltd., 5.625% Unsec. Nts., 4/17/20[2]	100,000	97,875

Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	85,000	95,625

Severstal OAO Via Steel Capital SA, 4.45% Sr. Unsec. Nts., 3/19/18[2]	150,000	148,500

Walter Energy, Inc., 9.50% Sr. Sec. Nts., 10/15/19[2]	95,000	99,631

Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75% Sr. Sec. Nts., 12/15/18[1,2]	30,000	30,900

		1,000,112

Paper & Forest Products—0.4%

Sappi Papier Holding GmbH, 6.625% Sr. Unsec. Nts., 4/15/21[2]	105,000	103,425

15      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Telecommunication Services—7.9%

Diversified Telecommunication Services—3.5%

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[2]	$195,000	$202,312

Colombia Telecomunicaciones SA ESP, 5.375% Sr. Unsec. Nts., 9/27/22[2]	100,000	92,750

Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts., 6/1/21[2]	185,000	194,481

Level 3 Financing, Inc., 9.375% Sr. Unsec. Nts., 4/1/19	130,000	145,925

MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 4/1/23[2]	145,000	149,894

Wind Acquisition Finance SA, 7.411% Sr. Sec. Nts., 2/15/18[2]	90,000	94,950

		880,312

Wireless Telecommunication Services—4.4%

Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[2]	375,000	393,750

Millicom International Cellular SA, 6.625% Sr. Unsec. Nts., 10/15/21[2]	250,000	256,250

Sprint Corp., 7.25% Sr. Unsec. Nts., 9/15/21[2]	125,000	135,781

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC:
7.748% Sr. Unsec. Nts., 2/2/21[2]	200,000	216,000
9.125% Sr. Unsec. Nts., 4/30/18[2]	100,000	116,375

		1,118,156

Utilities—2.6%

Energy Traders—1.6%

AES Corp., 7.375% Sr. Unsec. Nts., 7/1/21	85,000	96,475

Calpine Corp., 7.875% Sr. Sec. Nts., 1/15/23[2]	135,000	148,500

NRG Energy, Inc., 6.625% Sr. Unsec. Nts., 3/15/23	145,000	149,350

		394,325

Gas Utilities—1.0%

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr. Unsec. Nts., 5/20/20	90,000	98,550

Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec. Nts., 5/1/21	145,000	148,262

		246,812

Total Corporate Bonds and Notes (Cost $21,710,713)		21,836,021

Total Investments, at Value (Cost $23,742,087)	94.6%	23,869,964

Assets in Excess of Other Liabilities	5.4	1,357,979

Net Assets	100.0%	$25,227,943

Footnotes to Statement of Investments

* November 29, 3013 represents the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after November 29, 2013. See Note 1 of the accompanying Notes.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,350,751 or 48.96% of the Fund’s net assets as of November 29, 2013.

3. Interest or dividend is paid-in-kind, when applicable.

4. Represents the current interest rate for a variable or increasing rate security.

See accompanying Notes to Financial Statements.

16      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES November 29, 2013[1] Unaudited

Assets
Investments, at value—see accompanying statement of investments—unaffiliated companies (cost $23,742,087)	$23,869,964

Cash	3,664,619

Receivables and other assets:
Investments sold (including $80,850 sold on a when-issued or delayed delivery basis)	492,450
Interest	343,938
Shares of beneficial interest sold	58
Other	1,484

Total assets	28,372,513

Liabilities
Payables and other liabilities:
Investments purchased (including $1,537,694 purchased on a when-issued or delayed delivery basis)	3,104,044
Dividends	30,161
Distribution and service plan fees	3,433
Transfer and shareholder servicing agent fees	3,026
Other	3,906

Total liabilities	3,144,570

Net Assets	$25,227,943

Composition of Net Assets
Par value of shares of beneficial interest	$2,510

Additional paid-in capital	25,094,224

Accumulated net investment income	750

Accumulated net realized gain on investments	2,582

Net unrealized appreciation on investments	127,877

Net Assets	$25,227,943

1. November 29, 3013 represents the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes.

17      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $25,185,727 and 2,505,451 shares of beneficial interest outstanding)	$10.05
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.55

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,060 and 1,200 shares of beneficial interest outstanding)	$10.05

Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,052 and 1,000 shares of beneficial interest outstanding)	$10.05

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,052 and 1,000 shares of beneficial interest outstanding)	$10.05

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $10,052 and 1,000 shares of beneficial interest outstanding)	$10.05

See accompanying Notes to Financial Statements

18      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF OPERATIONS For the Period Ended November 29, 2013[1,2] Unaudited

Investment Income
Interest	$46,863

Expenses
Management fees	10,317

Distribution and service plan fees:
Class A	3,433

Transfer and shareholder servicing agent fees:
Class A	3,021
Class C	2
Class N	2
Class Y	1

Legal, auditing and other professional fees	3,905

Other	155

Total expenses	20,836
Less waivers and reimbursements of expenses	(4,985)

Net expenses	15,851

Net Investment Income	31,012

Realized and Unrealized Gain
Net realized gain	2,582

Net change in unrealized appreciation/depreciation on investments	127,877

Net Increase in Net Assets Resulting from Operations	$161,471

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. November 29, 3013 represents the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

19      OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended November 29, 2013[1,2]

Operations
Net investment income	$31,012

Net realized gain	2,582

Net change in unrealized appreciation/depreciation	127,877

Net increase in net assets resulting from operations	161,471

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(30,211)
Class C	(14)
Class I	(13)
Class N	(11)
Class Y	(13)

(30,262)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	24,994,732
Class C	2,002

24,996,734

Net Assets
Total increase	25,127,943

Beginning of period	100,000[3]

End of period (including accumulated net investment income of $750)	$25,227,943

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. November 29, 2013 represents the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes.

3. Reflects the value of the Manager’s initial seed money invested on September 15, 2011.

See accompanying Notes to Financial Statements.

20      OPPENHEIMER GLOBAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Class A	Period Ended November 29, 2013[1,2] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[3]	0.01
Net realized and unrealized gain	0.05

Total from investment operations	0.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.05

Total Return, at Net Asset Value[4]	0.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,186

Average net assets (in thousands)	$21,809

Ratios to average net assets:[5]
Net investment income	2.25%
Total expenses	1.51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%

Portfolio turnover rate	5%

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. November 29, 2013 represents the last business day of the Fund’s 2013 reporting period. See Note 1 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

21      OPPENHEIMER GLOBAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Period Ended November 29, 2013[1,2] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[3]	0.01
Net realized and unrealized gain	0.05

Total from investment operations	0.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.05

Total Return, at Net Asset Value[4]	0.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12

Average net assets (in thousands)	$11

Ratios to average net assets:[5]
Net investment income	2.01%
Total expenses	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%

Portfolio turnover rate	5%

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. November 29, 2013 represents the last business day of the Fund’s 2013 reporting period. See Note 1 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

22      OPPENHEIMER GLOBAL HIGH YIELD FUND

Class I	Period Ended November 29, 2013[1,2] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[3]	0.01
Net realized and unrealized gain	0.05

Total from investment operations	0.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.05

Total Return, at Net Asset Value[4]	0.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[5]
Net investment income	2.16%
Total expenses	0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%

Portfolio turnover rate	5%

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. November 29, 2013 represents the last business day of the Fund’s 2013 reporting period. See Note 1 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

23      OPPENHEIMER GLOBAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued

Class N	Period Ended November 29, 2013[1,2] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[3]	0.01
Net realized and unrealized gain	0.05

Total from investment operations	0.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.05

Total Return, at Net Asset Value[4]	0.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[5]
Net investment income	1.81%
Total expenses	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%

Portfolio turnover rate	5%

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. November 29, 2013 represents the last business day of the Fund’s 2013 reporting period. See Note 1 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

24      OPPENHEIMER GLOBAL HIGH YIELD FUND

Class Y	Period Ended November 29, 2013[1,2] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[3]	0.01
Net realized and unrealized gain	0.05

Total from investment operations	0.06

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.01)

Net asset value, end of period	$10.05

Total Return, at Net Asset Value[4]	0.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10

Average net assets (in thousands)	$10

Ratios to average net assets:[5]
Net investment income	2.12%
Total expenses	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%

Portfolio turnover rate	5%

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. November 29, 2013 represents the last business day of the Fund’s 2013 reporting period. See Note 1 of the accompanying Notes.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

25      OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS November 29, 2013 Unaudited

1. Significant Accounting Policies

Oppenheimer Global High Yield Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OFI. The Manager has entered into a sub-advisory agreement with OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Fund commenced operations November 8, 2013. As of November 29, 2013, approximately 100% of the Fund’s total shares outstanding were owned by the Manager and its affiliates.

The Fund offers Class A, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual Period. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a

26      OPPENHEIMER GLOBAL HIGH YIELD FUND

1. Significant Accounting Policies (Continued)

price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of November 29, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$1,537,694
Sold securities	80,850

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 29, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$23,742,087

Gross unrealized appreciation	$153,943
Gross unrealized depreciation	(26,066)

Net unrealized appreciation	$127,877

27      OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

28      OPPENHEIMER GLOBAL HIGH YIELD FUND

1. Significant Accounting Policies (Continued)

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued

29      OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation (Continued)

at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar

30      OPPENHEIMER GLOBAL HIGH YIELD FUND

2. Securities Valuation (Continued)

quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 29, 2013 based on valuation input level:

31      OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$2,033,943	$—	$2,033,943
Non-Convertible Corporate Bond and Notes	—	21,836,021	—	21,836,021

Total Assets	$—	$23,869,964	$—	$23,869,964

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Period Ended November 29, 2013[1,2]
	Shares	Amount

Class A
Sold	2,499,441	$24,994,633
Dividends and/or distributions reinvested	10	99
Redeemed	—	—

Net increase	2,499,451	$24,994,732

Class C
Sold	200	$2,000
Dividends and/or distributions reinvested	—	2
Redeemed	—	—

Net increase	200	$2,002

Class I
Sold	—	$—
Dividends and/or distributions reinvested	—	—
Redeemed	—	—

Net increase	—	$—

32      OPPENHEIMER GLOBAL HIGH YIELD FUND

3. Shares of Beneficial Interest (Continued)

Period Ended November 29, 2013[1,2]
	Shares	Amount

Class N
Sold	—	$—
Dividends and/or distributions reinvested	—	—
Redeemed	—	—

Net increase	—	$—

Class Y
Sold	—	$—
Dividends and/or distributions reinvested	—	—
Redeemed	—	—

Net increase	—	$—

1. For the period from November 8, 2013 (commencement of operations) to November 29, 2013.

2. The Fund sold 6,000 shares of Class A at a value of $60,000 and 1,000 shares each of Class C, Class I, Class N and Class Y at a value of $10,000, respectively, to the Manager upon seeding of the Fund on September 15, 2011. These amounts are not reflected in the table above.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended November 29, 2013 were as follows:

	Purchases	Sales

Investment securities	$25,150,286	$1,103,250

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.75%
Next $500 million	0.70
Next $3 billion	0.65
Over $4 billion	0.60

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

33      OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Fees and Other Transactions with Affiliates (Continued)

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under

34      OPPENHEIMER GLOBAL HIGH YIELD FUND

5. Fees and Other Transactions with Affiliates (Continued)

the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. There were no uncompensated expenses for the period ended November 29, 2013.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Period Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
November 29, 2013	$—	$—	$—	$—

Waivers and Reimbursements of Expenses. The Manager has agreed to voluntarily waive a portion of its management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) will not exceed 1.15% of average annual net assets for Class A shares, 1.85% for Class C shares, 0.80% for Class I, 1.40% for Class N shares and 0.85% for Class Y shares. During the period ended November 29, 2013, the Manager reimbursed the Fund $4,982, $1 and $2 for Class A, Class I, and Class Y shares, respectively.

6. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On August 26, 2013, the parties in six of these lawsuits executed a memorandum of

35      OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Pending Litigation (Continued)

understanding setting forth the terms of proposed settlements of those actions. The proposed settlements are subject to a variety of contingencies, including the execution of settlement agreements, which will require preliminary and final approval by the court. The proposed settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

36      OPPENHEIMER GLOBAL HIGH YIELD FUND

6. Pending Litigation (Continued)

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

37      OPPENHEIMER GLOBAL HIGH YIELD FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). The Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the Agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose.

In approving the Fund’s Agreements, the Board considered information provided by the Managers on the following factors: (i) the nature, quality and extent of the Managers’ services to be provided, (ii) the fees and other projected expenses of the Fund, including estimated and comparative expense information, (iii) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (iv) other benefits that the Managers may receive from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Managers’ key personnel who will provide such services. The Sub-Adviser’s duties will include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who will provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers will be responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers will also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services expected to be provided and the quality of the Managers’ resources that will be available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key

38      OPPENHEIMER GLOBAL HIGH YIELD FUND

personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Krishna Memani, Sara Zervos, Jack Brown, and Young-Sup Lee, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund should benefit from the services to be provided under the Agreements.

Costs of Services by the Adviser. The Board reviewed the fees to be paid to the Managers and the other expenses that will be borne by the Fund. The Board considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds (“expense peer group”). After discussions with the Board, the Adviser has agreed to contractually waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 1.15% for Class A shares, 1.85% for Class C shares, 1.40% for Class N shares, 0.85% for Class Y shares, and 0.80% for Class I shares as calculated on the daily net assets of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of the prospectus, unless approved by the Board.

Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreements.

Economies of Scale and Profits Realized by the Adviser and Sub-Adviser. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ anticipated profitability from their relationship with the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the anticipated profits to be realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers may receive as a result of their relationship with the Fund, including compensation that may be paid to the Managers’ affiliates and research that may be provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

39      OPPENHEIMER GLOBAL HIGH YIELD FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to approve the Agreements through September 30, 2014. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

40      OPPENHEIMER GLOBAL HIGH YIELD FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; U PDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER GLOBAL HIGH YIELD FUND

Trustees and Officers	Sam Freedman, Chairman of the Board of Trustees and Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Jack Brown, Vice President
Young-Sup Lee, Vice President
Krishna Memani, Vice President
Sara J. Zervos, Ph.D., Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

© 2014 OppenheimerFunds, Inc. All rights reserved.

42      OPPENHEIMER GLOBAL HIGH YIELD FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

—	Applications or other forms
—	When you create a user ID and password for online account access
—	When you enroll in eDocs Direct, our electronic document delivery service
—	Your transactions with us, our affiliates or others
—	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
—	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

43      OPPENHEIMER GLOBAL HIGH YIELD FUND

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

—

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

—

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

—	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2013. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Visit us at **oppenheimerfunds.com** for 24-hr access to account information and transactions or call us at **800.CALL OPP (800.225.5677)** for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008
© 2014 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1350.001.1113 January 24, 2014

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/29/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global High Yield Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	1/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	1/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/13/2014